Employee benefits (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Re-measurements due to:
Liabilities transferred	₨ (7)	₨ (9)
Parent Company Gratuity plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	3,404	3,076
Current service cost	432	389	₨ 364
Interest on defined obligations	225	206
Past service cost		0	17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	102	(154)
Actuarial loss/(gain) due to demographic assumptions	(35)	47
Actuarial loss/(gain) due to experience changes	72	98
Benefits paid	(330)	(249)
Defined benefit obligations at the end of the year	₨ 3,863	₨ 3,404	₨ 3,076